Annual Fund Operating Expenses - iShares FinTech Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
iShares FinTech Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.11%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.55%	[1],[3]

[1]
As described in the Management section of the Fund’s prospectus beginning on page 14, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) advised by BFA or its affiliates through June 30, 2027. As described in the Management section of the Fund’s prospectus beginning on page 14, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The amount rounded to 0.00%.
[3]
BFA has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027. The contractual waiver may be terminated prior to June 30, 2027 only upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.